Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of derivative financial instruments [text block] [Abstract]
Schedule of maturity of financial assets
	Carrying amount	Contractual cash flows
		2022	2023	2024	2025	2026	Thereafter
Cash and cash equivalents	$1,449,589	$1,449,589	$—	$—	$—	$—	$—
Trade and other receivables, excluding deferred receivables	117,144	117,144	—	—	—	—	—
Deferred receivables	18,250	5,554	4,173	2,936	1,420	1,333	2,834
Due from Telesat Corporation	3,649	3,649	—	—	—	—	—
Other financial assets	3,475	861	1,841	—	—	—	773
	$1,592,107	$1,576,797	$6,014	$2,936	$1,420	$1,333	$3,607

Schedule of contractual maturities of financial liabilities
	Carrying amount	Contractual cash flows (undiscounted)	2022	2023	2024	2025	2026	Thereafter
Trade and other payables	$53,761	$53,761	$53,761	$—	$—	$—	$—	$—
Customer and other deposits	1,851	1,851	1,376	109	17	206	—	143
Satellite performance incentive payments	30,705	37,740	8,903	7,466	5,300	3,111	3,169	9,791
Other financial liabilities	3,106	3,106	3,106	—	—	—	—	—
Interest rate swaps	5,367	5,582	5,582	—	—	—	—	—
Partnership units liability	1,309,800	1,309,800	1,309,800	—	—	—	—	—
Indebtedness(1)	3,814,110	4,671,821	168,905	164,005	164,098	163,058	2,753,742	1,258,013
	$5,218,700	$6,083,661	$1,551,433	$171,580	$169,415	$166,375	$2,756,911	$1,267,947

Schedule of interest payable and interest payments
	Interest payable	Interest payments
Satellite performance incentive payments	$361	$7,304
Indebtedness	$19,453	$877,164

Schedule of financial assets and financial liabilities and fair values hierarchy
As at December 31, 2021	FVTPL	Amortized cost	Total	Fair value	Fair value hierarchy
Cash and cash equivalents	$—	$1,449,589	$1,449,589	$1,449,589	Level 1
Trade and other receivables	—	122,698	122,698	122,698	(3)
Other current financial assets	—	4,510	4,510	4,510	Level 1, (4)
Other long-term financial assets(1)	1,038	15,310	16,348	16,348	Level 1, Level 2
Trade and other payables	—	(53,761)	(53,761)	(53,761)	(3)
Other current financial liabilities	(5,367)	(31,280)	(36,647)	(38,250)	Level 2
Other long-term financial liabilities	—	(23,835)	(23,835)	(24,240)	Level 2
Partnership units liability	(1,309,800)	—	(1,309,800)	(1,309,800)	Level 2
Indebtedness(2)	—	(3,794,657)	(3,794,657)	(3,314,387)	Level 2
	$(1,314,129)	$(2,311,426)	$(3,625,555)	$(3,147,293)
As at December 31, 2020	FVTPL	Amortized cost	Total	Fair value	Fair value hierarchy
Cash and cash equivalents	$—	$818,378	$818,378	$818,378	Level 1
Trade and other receivables	—	51,928	51,928	51,928	(3)
Other current financial assets	—	448	448	448	Level 1
Other long-term financial assets(1)	30,266	23,159	53,425	53,425	Level 1, Level 2
Trade and other payables	—	(30,091)	(30,091)	(30,091)	(3)
Other current financial liabilities	(12,581)	(23,299)	(35,880)	(37,921)	Level 2
Other long-term financial liabilities	(5,448)	(30,051)	(35,499)	(36,357)	Level 2
Indebtedness(2)	—	(3,184,832)	(3,184,832)	(3,214,543)	Level 2
	$12,237	$(2,374,360)	$(2,362,123)	$(2,394,733)

Schedule of calculation of the fair value of the indebtedness
As at December 31	2021	2020
Term Loan B – U.S. Facility – Senior Secured Credit Facilities	88.25%	98.88%
Senior Notes	77.65%	104.76%
Senior Secured Notes	88.72%	103.64%
2026 Senior Secured Notes	94.09%	—

Schedule of current and long-term portions of the fair value of the company’s derivative assets and liabilities
As at December 31, 2021	Other long-term financial assets	Other current financial liabilities	Total
Interest rate swaps	$—	$(5,367)	$(5,367)
Prepayment options	1,038	—	1,038
	$1,038	$(5,367)	$(4,329)
As at December 31, 2020	Other long-term financial assets	Other current Financial liabilities	Other long-term financial liabilities	Total
Interest rate swaps	$—	$(12,581)	$(5,448)	$(18,029)
Prepayment options	30,266	—	—	30,266
	$30,266	$(12,581)	$(5,448)	$12,237

Schedule of reconciliation of fair value of derivative assets and liabilities
Fair value, December 31, 2019 and January 1, 2020	$24,905
Unrealized losses on derivatives
Prepayment options	(2,308)
Interest rate swaps	(10,807)
Impact of foreign exchange	447
Fair value, December 31, 2020	12,237
Derivatives recognized at inception
Prepayment option – 2026 Senior Secured Notes	1,896
Unrealized gains (losses) on derivatives
Prepayment options	(31,196)
Interest rate swaps	12,512
Impact of foreign exchange	222
Fair value, December 31, 2021	$(4,329)